Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
November 30, 2021
SDX-NPRT1-0122
1.9884840.104
Nonconvertible Bonds - 28.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
3.4% 5/15/25	740,000	785,253
3.55% 6/1/24	1,110,000	1,167,467
3.6% 7/15/25	930,000	994,978
3.95% 1/15/25	640,000	686,136
4.125% 2/17/26	250,000	273,534
Verizon Communications, Inc.:
0.75% 3/22/24	1,600,000	1,590,021
0.85% 11/20/25	1,600,000	1,554,084
1.45% 3/20/26	1,239,000	1,230,360
		8,281,833
Entertainment - 0.2%
Activision Blizzard, Inc. 3.4% 9/15/26	350,000	374,570
The Walt Disney Co.:
1.75% 1/13/26	760,000	765,871
3% 9/15/22	2,540,000	2,589,640
3.35% 3/24/25	900,000	955,801
		4,685,882
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	850,000	829,970
1.998% 8/15/26	650,000	669,187
Baidu, Inc. 1.72% 4/9/26	1,000,000	990,370
		2,489,527
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	2,700,000	2,747,698
4.5% 2/1/24	980,000	1,043,164
4.908% 7/23/25	260,000	286,845
Comcast Corp.:
3.1% 4/1/25	430,000	453,384
3.15% 3/1/26	750,000	798,471
3.375% 2/15/25	920,000	975,204
3.375% 8/15/25	940,000	1,001,354
3.7% 4/15/24	1,970,000	2,087,749
Discovery Communications LLC:
3.25% 4/1/23	60,000	61,365
3.9% 11/15/24	100,000	106,702
4.9% 3/11/26	720,000	805,897
Fox Corp. 4.03% 1/25/24	650,000	687,900
Grupo Televisa SA de CV 6.625% 3/18/25	390,000	446,867
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	121,190
2.45% 3/4/22	255,000	256,368
3% 2/13/26	130,000	137,309
ViacomCBS, Inc.:
3.5% 1/15/25	400,000	423,899
3.875% 4/1/24	150,000	158,142
4.75% 5/15/25	880,000	970,737
		13,570,245
Wireless Telecommunication Services - 0.1%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,030,000	1,089,573
Vodafone Group PLC:
3.75% 1/16/24	1,170,000	1,239,212
4.125% 5/30/25	190,000	206,584
		2,535,369
TOTAL COMMUNICATION SERVICES		31,562,856
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Magna International, Inc. 4.15% 10/1/25	360,000	393,391
Automobiles - 0.7%
American Honda Finance Corp.:
1% 9/10/25	460,000	453,981
1.2% 7/8/25	505,000	501,918
2.05% 1/10/23	160,000	162,697
2.15% 9/10/24	740,000	760,516
2.2% 6/27/22	2,880,000	2,908,027
3.375% 12/10/21	290,000	290,193
3.55% 1/12/24	250,000	263,458
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,027,000	1,020,404
1.25% 1/8/26	1,070,000	1,043,450
3.15% 6/30/22	30,000	30,384
3.25% 1/5/23	50,000	51,205
3.55% 7/8/22	2,130,000	2,166,857
3.95% 4/13/24	320,000	337,299
4% 1/15/25	530,000	564,309
4% 10/6/26	640,000	692,387
4.15% 6/19/23	250,000	261,126
4.25% 5/15/23	70,000	73,253
4.3% 7/13/25	840,000	908,554
5.1% 1/17/24	1,503,000	1,617,089
5.25% 3/1/26	330,000	370,970
Stellantis NV 5.25% 4/15/23	620,000	654,821
Toyota Motor Corp.:
0.681% 3/25/24	1,230,000	1,220,410
2.358% 7/2/24	720,000	743,388
		17,096,696
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.6% 12/15/23	440,000	458,758
5% 2/15/26	330,000	369,276
Las Vegas Sands Corp.:
2.9% 6/25/25	250,000	252,354
3.2% 8/8/24	1,160,000	1,182,667
Marriott International, Inc.:
3.125% 6/15/26	190,000	199,617
3.6% 4/15/24	1,270,000	1,334,180
McDonald's Corp.:
2.625% 1/15/22	53,000	53,131
3.3% 7/1/25	1,310,000	1,394,782
3.35% 4/1/23	840,000	867,293
Starbucks Corp.:
2.45% 6/15/26	350,000	364,452
3.8% 8/15/25	583,000	629,964
		7,106,474
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	731,891
Lennar Corp.:
4.5% 4/30/24	400,000	426,500
4.75% 11/15/22 (b)	650,000	667,388
4.75% 5/30/25	400,000	438,850
5.875% 11/15/24	100,000	110,836
		2,375,465
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	2,117,900
Amazon.com, Inc.:
0.4% 6/3/23	210,000	209,347
0.8% 6/3/25	2,158,000	2,125,850
1% 5/12/26	1,168,000	1,154,148
2.4% 2/22/23	1,410,000	1,439,475
eBay, Inc.:
1.4% 5/10/26	476,000	469,559
3.45% 8/1/24	100,000	105,341
		7,621,620
Multiline Retail - 0.1%
Dollar Tree, Inc. 3.7% 5/15/23	1,410,000	1,464,596
Kohl's Corp. 9.5% 5/15/25	290,000	359,461
Target Corp.:
2.25% 4/15/25	203,000	209,258
2.5% 4/15/26	420,000	440,820
3.5% 7/1/24	570,000	606,238
		3,080,373
Specialty Retail - 0.2%
AutoZone, Inc. 3.125% 4/21/26	270,000	285,987
Lowe's Companies, Inc. 4% 4/15/25	2,863,000	3,102,395
Ross Stores, Inc. 4.6% 4/15/25	450,000	494,443
The Home Depot, Inc.:
2.625% 6/1/22	108,000	108,976
3% 4/1/26	100,000	106,480
3.35% 9/15/25	720,000	772,190
		4,870,471
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. 2.4% 3/27/25	836,000	870,306
TOTAL CONSUMER DISCRETIONARY		43,414,796
CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	780,000	839,725
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	1,010,000	1,087,336
Constellation Brands, Inc. 4.75% 11/15/24	710,000	779,494
Diageo Capital PLC 2.625% 4/29/23	1,700,000	1,736,764
Dr. Pepper Snapple Group, Inc.:
4.057% 5/25/23	40,000	41,782
4.417% 5/25/25	990,000	1,082,449
Molson Coors Beverage Co. 3% 7/15/26	840,000	879,324
PepsiCo, Inc.:
2.25% 3/19/25	1,870,000	1,930,991
3.6% 3/1/24	120,000	126,665
The Coca-Cola Co. 1.75% 9/6/24	510,000	519,755
		9,024,285
Food & Staples Retailing - 0.2%
Kroger Co. 2.65% 10/15/26	120,000	124,465
Sysco Corp.:
3.55% 3/15/25	100,000	106,336
5.65% 4/1/25	890,000	1,002,850
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	120,000	127,503
3.8% 11/18/24	440,000	467,286
Walmart, Inc.:
2.35% 12/15/22	41,000	41,751
2.85% 7/8/24	370,000	388,277
3.05% 7/8/26	1,150,000	1,232,470
3.4% 6/26/23	1,740,000	1,813,418
3.55% 6/26/25	280,000	304,200
		5,608,556
Food Products - 0.2%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	638,301
Campbell Soup Co. 3.65% 3/15/23	1,276,000	1,319,171
Conagra Brands, Inc.:
4.3% 5/1/24	700,000	748,770
4.6% 11/1/25	230,000	254,913
General Mills, Inc.:
2.6% 10/12/22	50,000	50,843
3.7% 10/17/23	62,000	65,020
4% 4/17/25	490,000	529,220
McCormick & Co., Inc. 2.7% 8/15/22	23,000	23,298
Tyson Foods, Inc. 4% 3/1/26	550,000	597,156
Unilever Capital Corp.:
2% 7/28/26	100,000	102,653
3.1% 7/30/25	370,000	394,088
3.25% 3/7/24	900,000	945,630
		5,669,063
Household Products - 0.0%
Procter & Gamble Co.:
0.55% 10/29/25	640,000	624,753
1% 4/23/26	550,000	544,742
		1,169,495
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	270,000	277,476
2.625% 9/16/26	390,000	403,459
3.8% 2/14/24	690,000	729,378
4.4% 2/14/26	100,000	109,752
BAT Capital Corp.:
3.215% 9/6/26	100,000	103,866
3.222% 8/15/24	1,700,000	1,770,564
BAT International Finance PLC 1.668% 3/25/26	680,000	669,858
Philip Morris International, Inc.:
1.5% 5/1/25	410,000	412,449
2.5% 8/22/22	2,250,000	2,285,123
2.5% 11/2/22	774,000	786,322
2.875% 5/1/24	390,000	407,443
Reynolds American, Inc. 4.45% 6/12/25	540,000	584,122
		8,539,812
TOTAL CONSUMER STAPLES		30,011,211
ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 2.773% 12/15/22	2,000,000	2,041,634
Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets PLC:
2.5% 11/6/22	60,000	61,100
3.535% 11/4/24	720,000	765,384
3.994% 9/26/23	2,860,000	3,019,231
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	282,952
2.95% 1/15/23	645,000	657,775
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	311,079
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	770,000	857,793
7% 6/30/24	240,000	266,710
Chevron Corp.:
1.141% 5/11/23	700,000	704,939
1.554% 5/11/25	1,000,000	1,007,209
2.355% 12/5/22	63,000	63,829
2.498% 3/3/22	200,000	200,728
2.895% 3/3/24	2,510,000	2,613,218
2.954% 5/16/26	410,000	434,844
3.326% 11/17/25	250,000	267,155
Chevron U.S.A., Inc. 3.9% 11/15/24	110,000	118,204
Devon Energy Corp. 5.25% 9/15/24 (c)	500,000	542,491
Diamondback Energy, Inc. 4.75% 5/31/25	500,000	547,851
Enbridge, Inc.:
2.9% 7/15/22	223,000	225,867
3.5% 6/10/24	220,000	231,126
Energy Transfer LP:
2.9% 5/15/25	1,010,000	1,042,398
4.9% 2/1/24	1,140,000	1,210,497
5.875% 1/15/24	365,000	393,372
5.95% 12/1/25	370,000	421,708
Enterprise Products Operating LP:
3.35% 3/15/23	1,860,000	1,910,164
3.5% 2/1/22	640,000	643,066
3.75% 2/15/25	370,000	394,840
4.05% 2/15/22	80,000	80,556
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,698,756
Equinor ASA:
2.875% 4/6/25	700,000	733,663
3.7% 3/1/24	1,000,000	1,060,095
Exxon Mobil Corp.:
1.571% 4/15/23	1,660,000	1,680,803
2.019% 8/16/24	3,230,000	3,309,181
2.992% 3/19/25	250,000	263,301
Kinder Morgan, Inc. 3.15% 1/15/23	2,951,000	3,019,866
Marathon Petroleum Corp.:
4.7% 5/1/25	1,675,000	1,829,648
4.75% 12/15/23	470,000	501,859
MPLX LP:
1.75% 3/1/26	360,000	356,296
3.375% 3/15/23	200,000	205,356
4.5% 7/15/23	1,750,000	1,829,904
ONEOK, Inc.:
5.85% 1/15/26	520,000	598,813
7.5% 9/1/23	670,000	732,923
Phillips 66 Co. 3.85% 4/9/25	1,000,000	1,070,900
Phillips 66 Partners LP 3.55% 10/1/26	390,000	416,392
Pioneer Natural Resources Co. 0.55% 5/15/23	1,500,000	1,492,896
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	920,000	963,096
4.65% 10/15/25	140,000	152,793
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	1,050,000	1,170,763
5.875% 6/30/26	450,000	517,485
Shell International Finance BV:
2% 11/7/24	700,000	717,125
2.375% 8/21/22	50,000	50,733
2.375% 4/6/25	1,270,000	1,315,877
2.875% 5/10/26	300,000	317,942
3.5% 11/13/23	1,730,000	1,818,812
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,124,816
The Williams Companies, Inc.:
3.6% 3/15/22	37,000	37,134
3.7% 1/15/23	780,000	799,540
4% 9/15/25	760,000	819,584
4.5% 11/15/23	810,000	856,087
Total Capital International SA 3.75% 4/10/24	1,400,000	1,487,759
TransCanada PipeLines Ltd. 4.875% 1/15/26	340,000	380,209
Valero Energy Corp. 2.85% 4/15/25	1,000,000	1,037,845
		53,644,338
TOTAL ENERGY		55,685,972
FINANCIALS - 12.4%
Banks - 7.1%
Abbey National PLC 2.1% 1/13/23	2,720,000	2,763,103
Banco Santander SA:
1.722% 9/14/27 (b)	600,000	588,799
1.849% 3/25/26	1,200,000	1,196,065
5.179% 11/19/25	400,000	445,991
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(d)	1,250,000	1,266,439
0.523% 6/14/24 (b)	1,200,000	1,190,995
0.81% 10/24/24 (b)	1,880,000	1,868,204
0.981% 9/25/25 (b)	2,000,000	1,974,575
1.319% 6/19/26 (b)	1,000,000	990,460
1.658% 3/11/27 (b)	820,000	813,730
1.734% 7/22/27 (b)	3,260,000	3,230,550
2.456% 10/22/25 (b)	1,400,000	1,440,809
2.881% 4/24/23 (b)	190,000	191,639
3.004% 12/20/23 (b)	250,000	255,632
3.3% 1/11/23	1,490,000	1,533,947
3.458% 3/15/25 (b)	1,080,000	1,131,217
3.864% 7/23/24 (b)	100,000	104,457
3.875% 8/1/25	730,000	793,565
3.95% 4/21/25	580,000	622,331
4.25% 10/22/26	2,030,000	2,237,653
Bank of Montreal 4.338% 10/5/28 (b)	1,650,000	1,741,736
Bank of Nova Scotia:
0.55% 9/15/23	2,000,000	1,991,553
2.2% 2/3/25	350,000	360,023
2.7% 3/7/22	100,000	100,622
3.4% 2/11/24	1,170,000	1,230,820
4.5% 12/16/25	1,300,000	1,436,901
Barclays PLC:
2.279% 11/24/27 (b)	1,200,000	1,201,442
2.852% 5/7/26 (b)	400,000	412,827
3.684% 1/10/23	1,400,000	1,404,403
4.338% 5/16/24 (b)	2,400,000	2,512,906
4.375% 9/11/24	1,220,000	1,305,306
4.375% 1/12/26	520,000	568,719
BB&T Corp. 3.75% 12/6/23	1,190,000	1,257,210
Canadian Imperial Bank of Commerce:
0.95% 6/23/23	1,500,000	1,503,969
1.25% 6/22/26	490,000	476,377
3.1% 4/2/24	1,200,000	1,255,982
Capital One Bank NA 3.375% 2/15/23	650,000	669,041
Citigroup, Inc.:
1.122% 1/28/27 (b)	2,100,000	2,038,892
1.462% 6/9/27 (b)	2,200,000	2,157,932
2.7% 10/27/22	40,000	40,722
3.106% 4/8/26 (b)	2,040,000	2,138,510
3.142% 1/24/23 (b)	100,000	100,358
3.352% 4/24/25 (b)	1,400,000	1,465,809
5.5% 9/13/25	1,500,000	1,697,570
Comerica, Inc. 3.7% 7/31/23	100,000	104,382
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	750,000	768,445
Discover Bank 2.45% 9/12/24	1,150,000	1,178,503
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,165,793
2.375% 6/25/24	710,000	738,471
Fifth Third Bancorp:
2.375% 1/28/25	1,280,000	1,318,776
2.6% 6/15/22	30,000	30,292
3.65% 1/25/24	450,000	473,313
HSBC Holdings PLC:
0.732% 8/17/24 (b)	800,000	794,299
0.976% 5/24/25 (b)	2,000,000	1,977,489
2.633% 11/7/25 (b)	1,600,000	1,644,089
3.033% 11/22/23 (b)	7,480,000	7,632,996
3.262% 3/13/23 (b)	200,000	201,407
4% 3/30/22	37,000	37,428
4.25% 8/18/25	444,000	478,635
4.292% 9/12/26 (b)	300,000	324,882
Huntington Bancshares, Inc. 2.3% 1/14/22	19,000	19,011
ING Groep NV 1.726% 4/1/27 (b)	484,000	481,984
Intesa Sanpaolo SpA 5.25% 1/12/24	200,000	215,816
Japan Bank International Cooperation:
0.625% 5/22/23	6,820,000	6,824,980
1.875% 7/21/26	900,000	921,573
2.375% 7/21/22	450,000	456,003
2.375% 11/16/22	200,000	203,739
2.5% 5/23/24	200,000	207,857
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	2,660,000	2,644,209
0.768% 8/9/25 (b)	2,100,000	2,071,260
0.824% 6/1/25 (b)	1,000,000	988,057
1.04% 2/4/27 (b)	1,500,000	1,455,627
1.045% 11/19/26 (b)	470,000	456,994
1.47% 9/22/27 (b)	690,000	676,793
1.578% 4/22/27 (b)	3,211,000	3,172,219
2.083% 4/22/26 (b)	1,500,000	1,525,595
2.301% 10/15/25 (b)	1,200,000	1,227,189
2.972% 1/15/23	1,230,000	1,233,367
3.2% 1/25/23	47,000	48,403
3.22% 3/1/25 (b)	730,000	762,577
3.559% 4/23/24 (b)	100,000	103,681
3.797% 7/23/24 (b)	860,000	898,838
KeyBank NA 3.3% 6/1/25	1,200,000	1,284,256
Korea Development Bank 0.4% 6/19/24	2,200,000	2,177,670
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	650,000	647,676
1.326% 6/15/23 (b)	477,000	478,249
2.438% 2/5/26 (b)	200,000	205,439
2.907% 11/7/23 (b)	600,000	610,930
3.9% 3/12/24	200,000	212,227
4.05% 8/16/23	1,540,000	1,622,383
4.5% 11/4/24	2,290,000	2,470,104
4.65% 3/24/26	330,000	364,258
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	726,814
1.538% 7/20/27 (b)	900,000	886,948
2.757% 9/13/26	1,110,000	1,157,894
2.801% 7/18/24	3,500,000	3,645,153
3.407% 3/7/24	270,000	283,730
3.455% 3/2/23	900,000	930,299
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	1,708,000	1,702,820
1.234% 5/22/27 (b)	210,000	203,887
1.554% 7/9/27 (b)	743,000	730,473
2.226% 5/25/26 (b)	200,000	203,277
2.839% 7/16/25 (b)	200,000	207,458
National Australia Bank Ltd. 2.8% 1/10/22	250,000	250,669
NatWest Group PLC:
2.359% 5/22/24 (b)	1,186,000	1,208,481
3.875% 9/12/23	425,000	444,272
4.269% 3/22/25 (b)	200,000	212,624
4.519% 6/25/24 (b)	400,000	420,945
4.8% 4/5/26	990,000	1,103,398
5.125% 5/28/24	390,000	422,121
6.125% 12/15/22	2,370,000	2,493,519
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	567,126
3.125% 11/7/23	230,000	240,846
PNC Bank NA 3.25% 6/1/25	1,040,000	1,109,110
PNC Financial Services Group, Inc.:
1.15% 8/13/26	800,000	788,462
2.2% 11/1/24	560,000	578,478
Rabobank Nederland:
3.875% 2/8/22	71,000	71,456
4.375% 8/4/25	360,000	391,367
4.625% 12/1/23	700,000	748,962
Rabobank Nederland New York Branch:
0.375% 1/12/24	1,700,000	1,680,794
2.75% 1/10/23	1,320,000	1,350,392
Royal Bank of Canada:
0.875% 1/20/26	1,100,000	1,071,322
1.2% 4/27/26	500,000	492,528
2.55% 7/16/24	1,190,000	1,233,916
2.75% 2/1/22	135,000	135,541
2.8% 4/29/22	1,190,000	1,201,821
3.7% 10/5/23	560,000	588,475
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	420,000	430,504
3.5% 6/7/24	210,000	219,765
4.45% 12/3/21	225,000	225,025
4.5% 7/17/25	1,270,000	1,377,906
Santander UK Group Holdings PLC:
1.532% 8/21/26 (b)	340,000	335,631
1.673% 6/14/27 (b)	420,000	411,943
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,496,814
2.348% 1/15/25	800,000	819,599
2.632% 7/14/26	1,520,000	1,577,712
2.784% 7/12/22	67,000	67,949
3.01% 10/19/26	240,000	253,872
3.748% 7/19/23	115,000	120,257
3.936% 10/16/23	1,740,000	1,837,842
SVB Financial Group 1.8% 10/28/26	360,000	358,057
Synchrony Bank 3% 6/15/22	250,000	252,805
The Toronto-Dominion Bank:
0.55% 3/4/24	1,620,000	1,606,667
0.75% 1/6/26	520,000	505,463
2.65% 6/12/24	1,550,000	1,612,364
3.25% 3/11/24	280,000	294,263
3.625% 9/15/31 (b)	630,000	680,129
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,095,614
1.267% 3/2/27 (b)	327,000	321,073
U.S. Bancorp:
2.625% 1/24/22	236,000	236,319
3.6% 9/11/24	1,360,000	1,453,135
3.7% 1/30/24	610,000	644,663
3.95% 11/17/25	2,120,000	2,334,186
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,500,000	2,476,078
2.188% 4/30/26 (b)	510,000	520,761
2.406% 10/30/25 (b)	1,390,000	1,427,174
3% 2/19/25	600,000	626,026
3.196% 6/17/27 (b)	2,580,000	2,728,127
3.55% 9/29/25	1,350,000	1,447,216
3.75% 1/24/24	960,000	1,011,743
4.1% 6/3/26	270,000	294,456
Westpac Banking Corp.:
2.5% 6/28/22	37,000	37,453
2.85% 5/13/26	330,000	349,266
2.894% 2/4/30 (b)	630,000	644,881
3.3% 2/26/24	2,690,000	2,831,962
3.65% 5/15/23	60,000	62,663
		173,760,696
Capital Markets - 2.4%
Ares Capital Corp.:
2.15% 7/15/26	100,000	98,756
3.25% 7/15/25	150,000	154,440
3.5% 2/10/23	2,070,000	2,122,445
3.875% 1/15/26	800,000	842,104
Bank of New York Mellon Corp.:
0.35% 12/7/23	2,700,000	2,680,081
0.75% 1/28/26	540,000	526,202
3.4% 5/15/24	730,000	772,400
BlackRock, Inc.:
3.375% 6/1/22	35,000	35,544
3.5% 3/18/24	410,000	434,932
Charles Schwab Corp.:
0.75% 3/18/24	686,000	682,982
0.9% 3/11/26	940,000	920,100
3.55% 2/1/24	450,000	475,089
3.85% 5/21/25	1,100,000	1,190,862
CME Group, Inc. 3% 3/15/25	310,000	326,780
Credit Suisse AG:
0.495% 2/2/24	1,200,000	1,187,809
2.95% 4/9/25	1,500,000	1,576,284
Credit Suisse Group AG:
3.75% 3/26/25	400,000	426,354
4.55% 4/17/26	920,000	1,016,047
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	978,601
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	399,110
2.129% 11/24/26 (b)	1,400,000	1,403,470
2.311% 11/16/27 (b)	800,000	798,645
3.95% 2/27/23	200,000	206,952
5% 2/14/22	300,000	302,637
Franklin Resources, Inc. 2.85% 3/30/25	160,000	168,364
GE Capital Funding LLC 3.45% 5/15/25	330,000	352,100
Goldman Sachs Group, Inc.:
0.481% 1/27/23	3,040,000	3,029,808
0.627% 11/17/23 (b)	4,000,000	3,989,631
0.855% 2/12/26 (b)	550,000	538,163
1.093% 12/9/26 (b)	1,400,000	1,361,292
1.948% 10/21/27 (b)	3,000,000	2,993,043
2.905% 7/24/23 (b)	155,000	157,012
3.2% 2/23/23	200,000	205,460
3.272% 9/29/25 (b)	800,000	839,161
3.625% 2/20/24	440,000	463,493
3.75% 2/25/26	1,170,000	1,260,127
4.25% 10/21/25	370,000	402,351
Intercontinental Exchange, Inc.:
0.7% 6/15/23	1,600,000	1,595,757
2.35% 9/15/22	125,000	126,659
3.45% 9/21/23	820,000	855,608
Moody's Corp. 3.75% 3/24/25	450,000	481,834
Morgan Stanley:
0.56% 11/10/23 (b)	500,000	498,474
0.864% 10/21/25 (b)	2,300,000	2,262,002
1.512% 7/20/27 (b)	4,650,000	4,561,034
1.593% 5/4/27 (b)	1,300,000	1,285,329
2.72% 7/22/25 (b)	1,040,000	1,073,254
2.75% 5/19/22	49,000	49,511
3.125% 1/23/23	2,110,000	2,167,802
4.35% 9/8/26	120,000	132,821
4.875% 11/1/22	2,600,000	2,698,196
5% 11/24/25	1,248,000	1,395,180
6.25% 8/9/26	140,000	167,999
NASDAQ, Inc. 3.85% 6/30/26	270,000	295,734
Nomura Holdings, Inc.:
1.653% 7/14/26	700,000	688,697
1.851% 7/16/25	690,000	693,002
S&P Global, Inc. 4% 6/15/25	290,000	315,522
State Street Corp.:
1.684% 11/18/27 (b)	220,000	220,788
3.3% 12/16/24	1,790,000	1,908,121
3.776% 12/3/24 (b)	700,000	739,940
		59,531,895
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	150,000	147,047
2.45% 10/29/26	2,362,000	2,367,942
2.875% 8/14/24	750,000	774,133
3.3% 1/23/23	300,000	307,126
3.95% 2/1/22	1,640,000	1,644,300
4.45% 10/1/25	440,000	475,554
4.5% 9/15/23	288,000	303,371
Ally Financial, Inc.:
1.45% 10/2/23	400,000	401,769
3.05% 6/5/23	1,000,000	1,026,714
5.125% 9/30/24	330,000	361,578
5.8% 5/1/25	1,900,000	2,147,276
American Express Co.:
2.5% 7/30/24	3,102,000	3,202,413
2.75% 5/20/22	1,010,000	1,019,180
3.4% 2/22/24	200,000	209,835
Capital One Financial Corp.:
3.2% 1/30/23	2,055,000	2,110,801
3.3% 10/30/24	440,000	463,866
3.75% 7/28/26	340,000	364,755
3.9% 1/29/24	1,270,000	1,340,310
4.2% 10/29/25	640,000	696,072
Ford Motor Credit Co. LLC:
3.81% 1/9/24	200,000	205,250
5.596% 1/7/22	400,000	401,440
GE Capital International Funding Co. 3.373% 11/15/25	550,000	594,139
John Deere Capital Corp.:
0.625% 9/10/24	2,000,000	1,979,309
2.7% 1/6/23	1,774,000	1,816,069
2.95% 4/1/22	3,700,000	3,731,644
3.65% 10/12/23	450,000	473,965
Synchrony Financial:
3.7% 8/4/26	220,000	234,506
4.5% 7/23/25	448,000	486,347
Toyota Motor Credit Corp.:
0.5% 8/14/23	750,000	747,537
0.8% 10/16/25	560,000	547,039
0.8% 1/9/26	1,120,000	1,089,948
2.15% 9/8/22	2,044,000	2,070,806
2.6% 1/11/22	110,000	110,260
2.9% 3/30/23	510,000	525,441
3% 4/1/25	860,000	907,538
		35,285,280
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 0.25% 9/29/23	2,834,000	2,813,151
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,198,068
BP Capital Markets America, Inc.:
2.75% 5/10/23	760,000	780,209
3.216% 11/28/23	320,000	333,521
3.41% 2/11/26	130,000	139,304
Brixmor Operating Partnership LP 4.125% 6/15/26	500,000	545,029
DH Europe Finance II SARL 2.2% 11/15/24	700,000	718,801
KfW:
0.25% 10/19/23	7,000,000	6,957,487
0.375% 7/18/25	1,650,000	1,609,978
2.125% 3/7/22	77,000	77,392
2.375% 12/29/22	1,972,000	2,014,648
2.5% 11/20/24	1,590,000	1,664,740
2.625% 2/28/24	2,000,000	2,083,470
3.125% 12/15/21	350,000	350,338
Landwirtschaftliche Rentenbank 3.125% 11/14/23	3,350,000	3,511,015
Voya Financial, Inc. 5.65% 5/15/53 (b)	310,000	322,915
		25,120,066
Insurance - 0.4%
ACE INA Holdings, Inc.:
2.875% 11/3/22	55,000	55,924
3.35% 5/15/24	880,000	930,705
3.35% 5/3/26	470,000	506,188
Allstate Corp. 5.75% 8/15/53 (b)	320,000	336,576
American International Group, Inc.:
2.5% 6/30/25	2,550,000	2,638,518
4.125% 2/15/24	620,000	660,501
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	96,000	96,180
3.5% 3/10/25	1,140,000	1,211,829
3.875% 3/15/24	732,000	777,275
MetLife, Inc. 4.368% 9/15/23 (b)	1,260,000	1,338,710
Pricoa Global Funding I 5.625% 6/15/43 (b)	890,000	924,975
Prudential Financial, Inc. 1.5% 3/10/26	160,000	160,449
		9,637,830
Thrifts & Mortgage Finance - 0.0%
Delta Air Lines Pass Through Trust 3.204% 4/25/24	170,000	177,169
TOTAL FINANCIALS		303,512,936
HEALTH CARE - 2.3%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	300,000	304,523
2.6% 11/21/24	1,010,000	1,046,967
3.2% 5/14/26	100,000	105,766
3.75% 11/14/23	2,230,000	2,341,508
3.8% 3/15/25	800,000	855,085
3.85% 6/15/24	1,845,000	1,956,509
Amgen, Inc.:
1.9% 2/21/25	600,000	608,663
2.65% 5/11/22	110,000	110,849
3.625% 5/22/24	730,000	770,174
Gilead Sciences, Inc.:
3.5% 2/1/25	2,490,000	2,639,725
3.65% 3/1/26	210,000	226,277
		10,966,046
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.875% 9/15/25	670,000	732,029
Baxter International, Inc. 1.915% 2/1/27 (c)(e)	1,200,000	1,199,494
Becton, Dickinson & Co. 3.363% 6/6/24	993,000	1,041,738
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,570,526
Medtronic, Inc. 3.5% 3/15/25	680,000	727,378
Stryker Corp. 1.15% 6/15/25	1,090,000	1,081,859
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	262,385
3.55% 4/1/25	870,000	923,280
		7,538,689
Health Care Providers & Services - 0.7%
Aetna, Inc. 3.5% 11/15/24	980,000	1,040,119
Anthem, Inc.:
2.375% 1/15/25	1,560,000	1,605,481
2.95% 12/1/22	25,000	25,552
Cigna Corp.:
1.25% 3/15/26	1,280,000	1,257,801
3.05% 11/30/22	50,000	51,135
3.25% 4/15/25	800,000	841,646
3.75% 7/15/23	477,000	497,700
4.5% 2/25/26	130,000	143,817
CVS Health Corp.:
2.625% 8/15/24	224,000	231,654
2.875% 6/1/26	530,000	555,481
3% 8/15/26	560,000	590,384
3.375% 8/12/24	1,310,000	1,376,989
3.5% 7/20/22	2,440,000	2,473,861
3.7% 3/9/23	29,000	29,991
HCA Holdings, Inc.:
5.25% 4/15/25	700,000	778,258
5.25% 6/15/26	840,000	945,155
Humana, Inc. 1.35% 2/3/27	1,115,000	1,080,859
Sabra Health Care LP 5.125% 8/15/26	210,000	232,397
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	874,558
2.375% 10/15/22	21,000	21,345
2.375% 8/15/24	400,000	414,421
2.875% 3/15/23	2,650,000	2,726,406
3.5% 6/15/23	200,000	208,893
Universal Health Services, Inc. 1.65% 9/1/26 (c)	270,000	264,891
		18,268,794
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 0.85% 9/15/24	200,000	196,795
Thermo Fisher Scientific, Inc. 4.133% 3/25/25	729,000	789,163
		985,958
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 1.2% 5/28/26	1,900,000	1,875,480
AstraZeneca PLC:
2.375% 6/12/22	27,000	27,237
3.5% 8/17/23	510,000	532,954
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,000,000	976,031
2.6% 5/16/22	250,000	252,677
2.9% 7/26/24	1,700,000	1,778,273
3.2% 6/15/26	450,000	483,721
3.25% 2/20/23	1,043,000	1,073,902
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	251,116
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	1,077,976
Johnson & Johnson:
0.55% 9/1/25	1,000,000	974,077
2.25% 3/3/22	88,000	88,289
2.625% 1/15/25	700,000	731,778
Merck & Co., Inc. 2.35% 2/10/22	74,000	74,295
Novartis Capital Corp.:
1.75% 2/14/25	200,000	203,384
2.4% 5/17/22	270,000	272,213
2.4% 9/21/22	33,000	33,529
3% 11/20/25	1,010,000	1,071,177
3.4% 5/6/24	385,000	407,504
Perrigo Finance PLC 4.375% 3/15/26	390,000	411,790
Pfizer, Inc.:
2.2% 12/15/21	90,000	90,062
2.75% 6/3/26	620,000	658,059
2.95% 3/15/24	720,000	753,705
3.2% 9/15/23	700,000	730,909
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	1,710,000	1,764,538
3.2% 9/23/26	480,000	507,785
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,000,000	1,075,234
Viatris, Inc. 1.65% 6/22/25	140,000	139,721
		18,317,416
TOTAL HEALTH CARE		56,076,903
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
2.375% 11/15/24	290,000	300,429
3.5% 5/15/25	820,000	878,091
Huntington Ingalls Industries, Inc. 3.844% 5/1/25	210,000	223,320
Lockheed Martin Corp.:
2.9% 3/1/25	120,000	126,014
3.55% 1/15/26	750,000	811,643
Northrop Grumman Corp. 2.93% 1/15/25	1,460,000	1,525,217
Raytheon Technologies Corp.:
3.65% 8/16/23	18,000	18,804
3.95% 8/16/25	680,000	737,127
The Boeing Co.:
1.95% 2/1/24	1,320,000	1,338,271
2.196% 2/4/26	1,650,000	1,646,602
2.75% 2/1/26	350,000	359,547
2.8% 3/1/23	60,000	61,212
2.85% 10/30/24	950,000	986,422
3.1% 5/1/26	100,000	104,036
4.875% 5/1/25	1,190,000	1,304,234
		10,420,969
Air Freight & Logistics - 0.1%
FedEx Corp. 3.25% 4/1/26	310,000	332,466
United Parcel Service, Inc.:
2.5% 4/1/23	800,000	818,005
2.8% 11/15/24	130,000	135,997
3.9% 4/1/25	420,000	454,519
		1,740,987
Airlines - 0.0%
Southwest Airlines Co.:
4.75% 5/4/23	100,000	104,969
5.25% 5/4/25	830,000	922,190
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	287,360	301,143
		1,328,302
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	1,362,000	1,392,520
Owens Corning 3.4% 8/15/26	260,000	275,913
		1,668,433
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	208,661
Republic Services, Inc.:
2.5% 8/15/24	100,000	103,227
2.9% 7/1/26	530,000	554,851
3.2% 3/15/25	130,000	136,953
Waste Management, Inc.:
0.75% 11/15/25	290,000	282,155
2.4% 5/15/23	390,000	397,911
		1,683,758
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	670,000	682,956
Hubbell, Inc. 3.35% 3/1/26	110,000	116,036
		798,992
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	4,270,000	4,310,466
2.65% 4/15/25	55,000	57,507
Honeywell International, Inc. 1.35% 6/1/25	1,100,000	1,104,311
Roper Technologies, Inc.:
0.45% 8/15/22	295,000	294,733
1% 9/15/25	518,000	505,882
3.125% 11/15/22	100,000	101,737
3.65% 9/15/23	360,000	376,110
		6,750,746
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	398,722
1.15% 9/14/26	420,000	413,254
1.45% 5/15/25	800,000	803,821
2.85% 5/17/24	1,180,000	1,228,095
3.25% 12/1/24	860,000	911,317
3.45% 5/15/23	130,000	135,158
Caterpillar, Inc. 3.4% 5/15/24	750,000	789,471
Deere & Co. 2.75% 4/15/25	460,000	481,674
Illinois Tool Works, Inc. 3.5% 3/1/24	290,000	305,394
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	310,000	332,019
Otis Worldwide Corp. 2.056% 4/5/25	550,000	560,031
Parker Hannifin Corp. 2.7% 6/14/24	440,000	457,134
Stanley Black & Decker, Inc. 3.4% 3/1/26	610,000	654,069
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	410,000	429,891
		7,900,050
Professional Services - 0.0%
Leidos, Inc.:
2.95% 5/15/23	210,000	215,793
3.625% 5/15/25	210,000	223,873
Thomson Reuters Corp. 3.35% 5/15/26	260,000	277,712
		717,378
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC:
3% 3/15/23	890,000	911,085
3.05% 9/1/22	34,000	34,481
3.4% 9/1/24	970,000	1,027,128
Canadian Pacific Railway Co. 1.75% 12/2/26 (e)	1,133,000	1,133,637
Norfolk Southern Corp. 2.9% 6/15/26	490,000	515,933
Union Pacific Corp.:
2.75% 4/15/23	50,000	51,098
2.75% 3/1/26	740,000	776,567
3.75% 3/15/24	410,000	432,653
3.75% 7/15/25	120,000	129,701
		5,012,283
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.75% 1/15/23	100,000	101,934
3.375% 7/1/25	2,230,000	2,337,612
3.5% 1/15/22	750,000	752,689
3.875% 7/3/23	230,000	239,936
4.25% 2/1/24	670,000	709,241
International Lease Finance Corp. 5.875% 8/15/22	75,000	77,684
		4,219,096
TOTAL INDUSTRIALS		42,240,994
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	180,000	191,573
3.625% 3/4/24	1,490,000	1,582,623
		1,774,196
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	710,000	755,686
5.45% 6/15/23	381,000	404,112
5.85% 7/15/25	2,110,000	2,413,899
6.02% 6/15/26	630,000	733,314
Flex Ltd.:
3.75% 2/1/26	280,000	299,092
4.75% 6/15/25	100,000	109,308
Vontier Corp. 1.8% 4/1/26 (c)	210,000	205,962
		4,921,373
IT Services - 0.7%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	450,295
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	150,000	150,939
4.125% 5/1/25	250,000	255,625
5.5% 12/1/24	100,000	108,880
Fidelity National Information Services, Inc. 1.15% 3/1/26	609,000	594,296
Fiserv, Inc.:
2.75% 7/1/24	2,250,000	2,328,496
3.2% 7/1/26	280,000	295,487
3.85% 6/1/25	100,000	107,105
Global Payments, Inc. 1.2% 3/1/26	1,057,000	1,024,431
IBM Corp.:
2.5% 1/27/22	100,000	100,333
2.85% 5/13/22	900,000	910,039
3% 5/15/24	1,400,000	1,464,871
3.375% 8/1/23	2,170,000	2,266,092
3.45% 2/19/26	1,290,000	1,384,712
MasterCard, Inc. 2% 3/3/25	1,100,000	1,130,754
PayPal Holdings, Inc.:
1.35% 6/1/23	500,000	505,211
1.65% 6/1/25	650,000	656,337
The Western Union Co.:
1.35% 3/15/26	330,000	322,946
2.85% 1/10/25	100,000	103,985
Visa, Inc.:
2.15% 9/15/22	43,000	43,543
2.8% 12/14/22	1,410,000	1,439,227
3.15% 12/14/25	1,550,000	1,658,465
		17,302,069
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc. 2.95% 4/1/25	570,000	602,022
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,935,500
3.459% 9/15/26	11,000	11,688
Intel Corp.:
2.6% 5/19/26	100,000	104,919
3.4% 3/25/25	1,643,000	1,748,839
3.7% 7/29/25	450,000	487,158
Marvell Technology, Inc. 1.65% 4/15/26	270,000	268,255
Microchip Technology, Inc. 4.333% 6/1/23	160,000	167,526
Micron Technology, Inc. 4.975% 2/6/26	210,000	234,526
NVIDIA Corp. 0.584% 6/14/24	1,500,000	1,483,762
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25 (c)	960,000	994,052
3.875% 6/18/26 (c)	170,000	184,219
Qualcomm, Inc.:
2.9% 5/20/24	1,020,000	1,066,360
3% 5/20/22	38,000	38,478
		9,327,304
Software - 0.5%
Fortinet, Inc. 1% 3/15/26	210,000	204,334
Microsoft Corp.:
2.125% 11/15/22	220,000	223,877
2.4% 2/6/22	1,802,000	1,805,747
2.7% 2/12/25	2,120,000	2,221,379
2.875% 2/6/24	1,630,000	1,696,740
3.125% 11/3/25	620,000	662,345
Oracle Corp.:
1.65% 3/25/26	1,956,000	1,946,411
2.5% 4/1/25	1,700,000	1,749,824
2.625% 2/15/23	1,655,000	1,689,596
2.65% 7/15/26	840,000	867,308
VMware, Inc.:
1.4% 8/15/26	847,000	827,678
4.5% 5/15/25	100,000	109,316
		14,004,555
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,074,371
0.7% 2/8/26	1,100,000	1,074,219
1.125% 5/11/25	1,500,000	1,496,621
1.8% 9/11/24	2,870,000	2,936,764
2.1% 9/12/22	124,000	125,436
2.3% 5/11/22	910,000	915,977
2.4% 1/13/23	1,250,000	1,274,595
2.5% 2/9/25	1,100,000	1,147,158
2.7% 5/13/22	36,000	36,380
2.75% 1/13/25	600,000	627,799
3.25% 2/23/26	1,530,000	1,636,442
3.45% 5/6/24	100,000	105,799
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,310,000	1,455,934
HP, Inc. 1.45% 6/17/26 (c)	1,000,000	984,739
		14,892,234
TOTAL INFORMATION TECHNOLOGY		62,221,731
MATERIALS - 0.5%
Chemicals - 0.4%
DuPont de Nemours, Inc. 4.205% 11/15/23	4,052,000	4,282,988
Eastman Chemical Co.:
3.6% 8/15/22	685,000	694,003
3.8% 3/15/25	160,000	171,302
LYB International Finance III LLC 1.25% 10/1/25	800,000	789,837
Nutrien Ltd.:
3.5% 6/1/23	580,000	600,909
3.625% 3/15/24	1,850,000	1,957,683
PPG Industries, Inc. 1.2% 3/15/26	100,000	97,981
Sherwin-Williams Co.:
2.75% 6/1/22	51,000	51,450
3.125% 6/1/24	1,090,000	1,139,643
The Dow Chemical Co. 3.625% 5/15/26	300,000	323,719
The Mosaic Co.:
3.25% 11/15/22	200,000	204,442
4.25% 11/15/23	380,000	400,452
		10,714,409
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 0.65% 7/15/23	250,000	249,284
Containers & Packaging - 0.1%
Berry Global, Inc.:
0.95% 2/15/24	800,000	790,416
1.57% 1/15/26	180,000	176,188
WRKCo, Inc.:
3% 9/15/24	190,000	198,858
4.65% 3/15/26	340,000	381,492
		1,546,954
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	55,314
Nucor Corp.:
2% 6/1/25	240,000	243,876
4% 8/1/23	100,000	104,547
Southern Copper Corp. 3.875% 4/23/25	240,000	256,230
Vale Overseas Ltd. 6.25% 8/10/26	310,000	352,842
		1,012,809
TOTAL MATERIALS		13,523,456
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	520,000	556,093
American Campus Communities Operating Partnership LP 3.3% 7/15/26	250,000	266,071
American Tower Corp.:
1.3% 9/15/25	677,000	667,536
2.25% 1/15/22	96,000	96,197
3.375% 5/15/24	763,000	799,349
4.4% 2/15/26	290,000	317,400
AvalonBay Communities, Inc.:
2.95% 5/11/26	130,000	137,697
3.45% 6/1/25	620,000	660,558
Boston Properties, Inc.:
2.75% 10/1/26	640,000	666,346
3.65% 2/1/26	320,000	344,101
3.8% 2/1/24	520,000	545,404
Crown Castle International Corp.:
1.05% 7/15/26	250,000	241,342
1.35% 7/15/25	439,000	434,553
3.7% 6/15/26	480,000	515,595
4.45% 2/15/26	260,000	285,576
Equinix, Inc. 1.45% 5/15/26	491,000	479,359
Federal Realty Investment Trust 1.25% 2/15/26	290,000	285,646
Healthcare Trust of America Holdings LP 3.5% 8/1/26	240,000	257,695
Kilroy Realty LP 4.375% 10/1/25	300,000	328,221
Kimco Realty Corp. 3.3% 2/1/25	1,630,000	1,722,562
National Retail Properties, Inc. 4% 11/15/25	240,000	261,781
Office Properties Income Trust 4.5% 2/1/25	540,000	571,753
Omega Healthcare Investors, Inc. 5.25% 1/15/26	500,000	558,480
Simon Property Group LP:
2% 9/13/24	550,000	561,374
3.3% 1/15/26	800,000	855,025
3.5% 9/1/25	360,000	385,197
Ventas Realty LP:
3.5% 2/1/25	931,000	986,018
4.125% 1/15/26	120,000	131,356
Vornado Realty LP 2.15% 6/1/26	400,000	401,542
Welltower, Inc.:
3.625% 3/15/24	740,000	779,527
4% 6/1/25	320,000	344,897
4.25% 4/1/26	140,000	154,141
WP Carey, Inc. 4% 2/1/25	570,000	610,540
		16,208,932
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	250,000	281,024
Digital Realty Trust LP 4.75% 10/1/25	190,000	211,647
Essex Portfolio LP 3.5% 4/1/25	630,000	668,445
Mid-America Apartments LP 4% 11/15/25	480,000	523,340
		1,684,456
TOTAL REAL ESTATE		17,893,388
UTILITIES - 1.7%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 1% 11/1/25	260,000	253,468
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	234,578
DTE Electric Co. 3.65% 3/15/24	360,000	379,276
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	729,743
Duke Energy Corp.:
0.9% 9/15/25	100,000	97,354
2.4% 8/15/22	102,000	103,184
3.75% 4/15/24	980,000	1,031,863
3.95% 10/15/23	1,460,000	1,530,175
Entergy Corp. 0.9% 9/15/25	1,100,000	1,070,623
Entergy Louisiana LLC 2.4% 10/1/26	490,000	503,869
Eversource Energy:
2.75% 3/15/22	24,000	24,113
2.9% 10/1/24	780,000	810,959
3.8% 12/1/23	480,000	504,072
Exelon Corp. 3.497% 6/1/22 (b)	462,000	466,759
FirstEnergy Corp.:
2.05% 3/1/25	340,000	338,300
3.35% 7/15/22	970,000	974,123
Florida Power & Light Co.:
2.85% 4/1/25	389,000	407,134
3.125% 12/1/25	530,000	563,760
Fortis, Inc. 3.055% 10/4/26	460,000	481,413
Georgia Power Co. 2.1% 7/30/23	910,000	926,582
NextEra Energy Capital Holdings, Inc.:
2.75% 5/1/25	900,000	937,070
2.9% 4/1/22	350,000	352,728
3.15% 4/1/24	450,000	470,039
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	328,097
2.75% 6/1/24	770,000	801,928
Pacific Gas & Electric Co.:
3.15% 1/1/26	1,360,000	1,393,642
3.45% 7/1/25	240,000	248,880
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	138,285
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	284,137
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,804,257
Southern Co.:
2.95% 7/1/23	670,000	687,752
3.25% 7/1/26	1,890,000	2,001,657
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	332,486
Virginia Electric & Power Co. 3.15% 1/15/26	360,000	380,478
Xcel Energy, Inc. 3.3% 6/1/25	100,000	105,501
		21,698,285
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	3,149,259
ONE Gas, Inc. 0.85% 3/11/23	540,000	539,149
Southern California Gas Co. 2.6% 6/15/26	320,000	333,858
		4,022,266
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 3.55% 6/15/26	390,000	417,399
Exelon Generation Co. LLC 3.25% 6/1/25	1,280,000	1,345,195
Southern Power Co. 4.15% 12/1/25	380,000	414,781
The AES Corp. 1.375% 1/15/26	330,000	320,484
		2,497,859
Multi-Utilities - 0.5%
Ameren Corp. 2.5% 9/15/24	400,000	412,547
Berkshire Hathaway Energy Co.:
2.8% 1/15/23	2,800,000	2,860,667
4.05% 4/15/25	1,000,000	1,088,108
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	363,638
Dominion Energy, Inc.:
1.45% 4/15/26	1,500,000	1,482,657
2.75% 1/15/22	455,000	455,381
DTE Energy Co.:
1.05% 6/1/25	920,000	904,152
2.85% 10/1/26	100,000	104,463
NiSource, Inc. 0.95% 8/15/25	1,343,000	1,309,881
Public Service Enterprise Group, Inc.:
2.65% 11/15/22	96,000	97,677
2.875% 6/15/24	1,300,000	1,349,860
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	291,351
Sempra Energy:
2.9% 2/1/23	107,000	109,372
4.05% 12/1/23	1,170,000	1,238,820
WEC Energy Group, Inc. 0.8% 3/15/24	710,000	704,291
		12,772,865
TOTAL UTILITIES		40,991,275
TOTAL NONCONVERTIBLE BONDS (Cost $698,680,922)		697,135,518

U.S. Government and Government Agency Obligations - 67.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.3%
Fannie Mae:
0.375% 8/25/25	1,805,000	1,760,759
0.5% 6/17/25	5,180,000	5,079,739
0.625% 4/22/25	534,000	527,465
1.625% 10/15/24	800,000	817,376
1.75% 7/2/24	860,000	881,639
2.375% 1/19/23	380,000	388,780
Federal Home Loan Bank:
0.125% 10/21/22	6,000,000	5,996,162
0.375% 9/4/25	460,000	450,316
0.5% 4/14/25	695,000	683,338
1.375% 2/17/23	3,000,000	3,038,986
1.5% 8/15/24	125,000	127,345
1.875% 12/9/22	22,150,000	22,504,765
Freddie Mac:
0.125% 10/16/23	2,000,000	1,984,160
0.25% 8/24/23	3,000,000	2,985,269
0.25% 12/4/23	4,375,000	4,343,763
0.375% 7/21/25	1,600,000	1,564,047
0.375% 9/23/25	1,156,000	1,125,608
1.5% 2/12/25	1,590,000	1,618,219
2.75% 6/19/23	195,000	201,984
Tennessee Valley Authority 0.75% 5/15/25	240,000	238,048
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		56,317,768
U.S. Treasury Obligations - 64.9%
U.S. Treasury Notes:
0.125% 4/30/22	1,000	1,000
0.125% 12/31/22	5,000	4,991
0.125% 2/28/23	6,664,000	6,645,778
0.125% 3/31/23	9,626,000	9,595,167
0.125% 5/15/23	14,938,000	14,881,399
0.125% 6/30/23	197,765,000	196,830,236
0.125% 7/15/23	20,352,000	20,248,650
0.125% 7/31/23	10,596,000	10,536,811
0.125% 8/15/23	19,965,000	19,850,357
0.125% 8/31/23	17,330,000	17,223,041
0.125% 9/15/23	7,291,000	7,243,722
0.125% 10/15/23	34,947,000	34,690,358
0.125% 12/15/23	5,767,000	5,713,610
0.125% 2/15/24	31,974,000	31,626,782
0.25% 4/15/23	27,307,000	27,263,266
0.25% 6/15/23	4,866,000	4,853,645
0.25% 9/30/23 (f)	119,660,000	119,113,117
0.25% 11/15/23	11,132,000	11,066,773
0.25% 3/15/24	38,122,000	37,772,052
0.25% 5/15/24	2,574,000	2,545,344
0.25% 6/15/24	13,928,000	13,759,341
0.25% 5/31/25	38,757,000	37,795,645
0.25% 6/30/25	15,107,000	14,718,703
0.25% 7/31/25	21,175,000	20,603,440
0.25% 8/31/25	13,493,000	13,109,293
0.25% 9/30/25	74,799,000	72,639,763
0.375% 10/31/23 (f)	15,260,000	15,218,273
0.375% 4/15/24	25,876,000	25,689,006
0.375% 7/15/24	45,554,000	45,118,034
0.375% 8/15/24	15,136,000	14,981,092
0.375% 9/15/24	80,000	79,094
0.375% 4/30/25	17,468,000	17,130,240
0.375% 11/30/25	161,159,000	156,796,376
0.375% 12/31/25	22,154,000	21,535,246
0.375% 1/31/26	58,387,000	56,685,567
0.5% 3/15/23	2,101,000	2,105,350
0.5% 3/31/25	42,525,000	41,935,298
0.5% 2/28/26	144,516,000	140,942,616
0.625% 10/15/24	14,350,000	14,278,250
0.75% 3/31/26	14,241,000	14,027,941
0.75% 4/30/26	91,101,000	89,670,430
0.75% 5/31/26	22,470,000	22,107,496
0.875% 6/30/26	37,323,000	36,900,201
0.875% 9/30/26	1,400,000	1,381,953
1.125% 2/28/25	7,029,000	7,077,050
1.25% 8/31/24	4,101,000	4,153,704
1.375% 2/15/23	2,000	2,026
1.5% 9/15/22	796,000	804,209
1.5% 1/15/23	306,000	310,100
1.5% 9/30/24	2,344,000	2,389,781
1.5% 10/31/24	3,607,000	3,677,167
1.5% 11/30/24	2,715,000	2,767,921
1.625% 8/31/22	747,000	755,054
1.625% 4/30/23	336,000	341,906
1.75% 6/15/22	2,000	2,017
1.75% 6/30/22	4,000	4,037
1.75% 9/30/22	163,000	165,076
1.75% 6/30/24	134,000	137,465
1.75% 7/31/24	2,916,000	2,993,912
1.75% 12/31/24	10,602,000	10,890,242
1.875% 7/31/22	227,000	229,616
1.875% 9/30/22	482,000	488,646
2% 10/31/22	2,000	2,032
2% 11/30/22	1,622,000	1,650,005
2% 5/31/24	875,000	902,891
2.125% 12/31/22	1,839,000	1,875,349
2.125% 2/29/24	2,848,000	2,942,674
2.125% 3/31/24	9,889,000	10,223,140
2.25% 12/31/23	3,658,000	3,783,887
2.25% 1/31/24	237,000	245,378
2.25% 4/30/24	13,768,000	14,281,611
2.375% 1/31/23	1,011,000	1,035,248
2.375% 2/29/24	9,941,000	10,323,107
2.5% 2/15/22	3,000	3,015
2.5% 3/31/23	1,910,000	1,964,092
2.5% 1/31/24	2,916,000	3,034,007
2.625% 2/28/23	1,492,000	1,534,487
2.625% 12/31/23	1,771,000	1,845,437
2.75% 4/30/23	2,398,000	2,477,434
2.75% 5/31/23	2,564,000	2,653,740
2.75% 7/31/23	1,904,000	1,976,590
2.75% 8/31/23	5,051,000	5,249,489
2.875% 9/30/23	4,973,000	5,187,072
2.875% 10/31/23	5,339,000	5,576,335
2.875% 11/30/23	7,695,000	8,048,790
TOTAL U.S. TREASURY OBLIGATIONS		1,590,920,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,656,230,707)		1,647,238,254

Foreign Government and Government Agency Obligations - 1.7%
	Principal Amount (a)	Value ($)
Alberta Province:
2.2% 7/26/22	331,000	335,153
2.95% 1/23/24	2,900,000	3,030,790
British Columbia Province 2.25% 6/2/26	800,000	835,400
Canadian Government:
2% 11/15/22	200,000	203,082
2.625% 1/25/22	11,070,000	11,110,406
Chilean Republic 3.125% 3/27/25	320,000	336,360
Export Development Canada:
1.75% 7/18/22	300,000	302,721
2% 5/17/22	715,000	720,777
2.625% 2/21/24	200,000	208,022
2.75% 3/15/23	150,000	154,433
Hungarian Republic:
5.375% 2/21/23	2,140,000	2,253,775
5.75% 11/22/23	110,000	119,775
Israeli State 4% 6/30/22	970,000	989,322
Italian Republic:
1.25% 2/17/26	910,000	888,066
2.375% 10/17/24	860,000	884,179
6.875% 9/27/23	770,000	851,386
Korean Republic:
3.875% 9/11/23	1,000,000	1,055,570
5.625% 11/3/25	120,000	140,044
Manitoba Province:
2.125% 5/4/22	917,000	924,501
2.6% 4/16/24	720,000	749,794
Ontario Province:
0.625% 1/21/26	900,000	878,616
2.25% 5/18/22	130,000	131,200
2.5% 4/27/26	2,690,000	2,827,298
2.55% 4/25/22	270,000	272,481
3.05% 1/29/24	910,000	953,207
3.4% 10/17/23	90,000	94,420
Panamanian Republic:
3.75% 3/16/25	200,000	211,163
4% 9/22/24	810,000	861,283
Peruvian Republic:
2.392% 1/23/26	110,000	111,843
7.35% 7/21/25	590,000	704,608
Philippine Republic:
4.2% 1/21/24	1,300,000	1,384,643
10.625% 3/16/25	540,000	700,920
Polish Government:
4% 1/22/24	730,000	771,215
5% 3/23/22	59,000	59,769
Quebec Province:
2.375% 1/31/22	311,000	312,110
2.5% 4/9/24	690,000	717,296
2.5% 4/20/26	1,250,000	1,318,038
United Mexican States:
3.6% 1/30/25	1,000,000	1,062,688
4% 10/2/23	50,000	52,666
4.125% 1/21/26	750,000	823,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,412,513)		40,342,145

Supranational Obligations - 2.2%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	1,200,000	1,180,969
3% 9/20/23	240,000	250,378
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,192,363
0.5% 2/4/26	1,500,000	1,462,909
1.5% 10/18/24	300,000	305,305
1.75% 9/13/22	57,000	57,664
2.625% 1/30/24	650,000	676,884
2.75% 3/17/23	1,025,000	1,056,042
Asian Infrastructure Investment Bank:
0.25% 9/29/23	1,000,000	993,540
0.5% 10/30/24	3,000,000	2,967,063
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	999,846
3.75% 11/23/23	190,000	199,801
Council of Europe Development Bank 1.375% 2/27/25	910,000	921,659
European Investment Bank:
1.375% 5/15/23	1,330,000	1,348,155
2% 12/15/22	1,062,000	1,079,642
2.25% 6/24/24	8,478,000	8,796,413
2.375% 6/15/22	100,000	101,134
2.5% 10/15/24	2,050,000	2,144,989
2.625% 5/20/22	500,000	505,534
2.875% 12/15/21	120,000	120,119
2.875% 8/15/23	800,000	831,876
3.125% 12/14/23	530,000	556,913
Inter-American Development Bank:
0.5% 5/24/23	2,000,000	2,000,307
0.625% 7/15/25	750,000	738,887
0.875% 4/20/26	3,000,000	2,958,719
2.5% 1/18/23	590,000	604,136
2.625% 1/16/24	400,000	416,024
3% 9/26/22	570,000	582,608
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,927,684
0.5% 10/28/25	3,881,000	3,792,882
1.5% 8/28/24	850,000	865,620
1.625% 1/15/25	3,187,000	3,253,513
2% 1/26/22	64,000	64,166
2.125% 12/13/21	820,000	820,518
2.5% 3/19/24	250,000	260,146
3% 9/27/23	490,000	511,583
7.625% 1/19/23	830,000	897,838
International Finance Corp.:
0.375% 7/16/25	490,000	478,367
1.375% 10/16/24	1,706,000	1,731,106
2% 10/24/22	90,000	91,395
2.875% 7/31/23	300,000	311,614
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $53,332,495)		53,056,311

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia 2.45% 9/19/22	173,000	175,855
Citizens Bank NA 2.25% 4/28/25	945,000	970,894
Discover Bank 3.35% 2/6/23	2,770,000	2,845,247
Truist Bank 2.636% 9/17/29 (b)	1,270,000	1,310,482
TOTAL BANK NOTES (Cost $5,289,911)		5,302,478

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	23,789,532	23,794,290
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	16,410,345	16,411,986
TOTAL MONEY MARKET FUNDS (Cost $40,206,276)		40,206,276

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,494,152,824)	2,483,280,982
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(32,115,288)
NET ASSETS - 100.0%	2,451,165,694

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,375,848 or 0.2% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	34,695,219	247,730,313	258,631,242	1,684	-	-	23,794,290	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	25,994,659	116,594,922	126,177,595	5,334	-	-	16,411,986	0.1%
Total	60,689,878	364,325,235	384,808,837	7,018	-	-	40,206,276

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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